Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable
Allowance for credit losses	$ (3)	$ (70)
Accounts receivable, net	126,750	155,537
Third parties
Accounts Receivable
Accounts receivable	126,529	155,155
Related parties
Accounts Receivable
Accounts receivable	$ 224	$ 452